LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Number of loans	2	6
Post-modification outstanding balance	$ 4,673	$ 175
Net charge-offs resulting from modifications	3	6
Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	1
Post-modification outstanding balance	4,357
Net charge-offs resulting from modifications
Consumer loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		3
Post-modification outstanding balance		8
Net charge-offs resulting from modifications
Single Family Residential Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	1	3
Post-modification outstanding balance	316	167
Net charge-offs resulting from modifications	$ 3	$ 6